SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2022 USD ($)
Convenience translation rate of USD1.00	6.8972				6.8972
Held-to-maturity securities	¥ 206,916,000		¥ 574,628,000
Impairment losses on long-lived assets	0	$ 0	52,544,000	¥ 0
Revenue recognized that was included in deferred revenue balance	980,385,000		2,668,141,000
Remaining performance obligations	959,333,000
Remaining performance obligations, expected to be recognized over the next 12 months	906,914,000
Remaining performance obligations, expected to be recognized over the second 12 months	24,471,000
Remaining performance obligations, expected to be recognized thereafter	27,948,000
Government subsidies	7,825,000		9,350,000	¥ 6,941,000
Cash and cash equivalents	¥ 819,911,000		¥ 728,934,000		$ 118,876
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Available-for-sale debt investments recorded with unrealized loss			¥ 4,258,000
Available-for-sale debt investments recorded with unrealized gain	¥ 4,318,000
Goodwill impairment loss	0	$ 0	43,300,000	¥ 0
Capitalized Contract Cost, Impairment Loss			34,528,000
Contract costs	¥ 0		0
Uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.
Net revenues	¥ 2,498,214,000	$ 362,207	6,561,747,000	7,124,744,000
Change in accounting principle accounting standards update adopted	true				true
Change in accounting principle accounting standards update adoption date	Jan. 01, 2020				Jan. 01, 2020
Change in accounting principle accounting standards update immaterial effect	true				true
Accounting standards update [extensible enumeration]	ASU 2016-13	ASU 2016-13
Maximum [Member]
Operating Lease, Term	4 years				4 years
Comprehensive Tutoring Services
Net revenues			560,196,000	886,056,000
Other Revenue
Net revenues	¥ 35,313,000		912,000	1,289,000
Selling and marketing expense [Member]
Capitalized contract costs amortization	¥ 0		212,880,000	185,787,000
Other Income [Member]
Value added tax exemption income				¥ 256,378,000
Other Expense [Member]
Value added tax exemption expense			¥ 16,224,000
Small Scale VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate	3.00%				3.00%
General VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate	6.00%				6.00%
Revenue Benchmark
Number of customers whose revenue individually represent greater than 10% of the total net revenues | Customer	0	0	0	0
CNY
Cash and cash equivalents	¥ 472,415,000		¥ 524,298,000